August 11, 2025

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Global Growth Equity ETF

File Nos. 333-259024 and 811-23737

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on August 7, 2025 of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael R. Tom

Michael R. Tom

Secretary